Supplementary Information - Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Condensed Consolidating Balance Sheets
Condensed Consolidating Balance Sheet December 31, 2012 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$3	$2	$(3)	$2
Accounts receivable, net	—	—	239	—	239
Inventories	—	—	76	—	76
Other	—	—	51	—	51

Total current assets	—	3	368	(3)	368
Property, plant and equipment, net	—	—	2,550	—	2,550
Goodwill and intangible assets, net	—	—	291	—	291
Advances receivable — consolidated subsidiaries	873	1,424	—	(2,297)	—
Investments in consolidated subsidiaries	532	728	—	(1,260)	—
Investments in unconsolidated affiliates	—	—	304	—	304
Other long-term assets	—	11	79	—	90

Total assets	$1,405	$2,166	$3,592	$(3,560)	$3,603

LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$—	$12	$336	$(3)	$345
Advances payable — consolidated subsidiaries	—	—	2,297	(2,297)	—
Long-term debt	—	1,620	—	—	1,620
Other long-term liabilities	—	2	42	—	44

Total liabilities	—	1,634	2,675	(2,300)	2,009

Commitments and contingent liabilities
Equity:
Partners’ equity:
Predecessor equity	—	—	357	—	357
Net equity	1,405	542	376	(1,260)	1,063
Accumulated other comprehensive loss	—	(10)	(5)	—	(15)

Total partners’ equity	1,405	532	728	(1,260)	1,405
Noncontrolling interests	—	—	189	—	189

Total equity	1,405	532	917	(1,260)	1,594

Total liabilities and equity	$1,405	$2,166	$3,592	$(3,560)	$3,603

(a)	The financial information as of December 31, 2012 includes the results of our 80% interest in the Eagle Ford system, a transfer of net assets between entities under common control that was accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Balance Sheets December 31, 2011 (a)
	Parent Guarantor	Subsidiary Issuer	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$4	$6	$(2)	$8
Accounts receivable, net	—	—	232	—	232
Inventories	—	—	90	—	90
Other	—	—	43	—	43

Total current assets	—	4	371	(2)	373
Property, plant and equipment, net	—	—	2,114	—	2,114
Goodwill and intangible assets, net	—	—	299	—	299
Advances receivable — consolidated subsidiaries	370	598	—	(968)	—
Investments in consolidated subsidiaries	886	1,050	—	(1,936)	—
Investments in unconsolidated affiliates	—	—	108	—	108
Other long-term assets	—	5	13	—	18

Total assets	$1,256	$1,657	$2,905	$(2,906)	$2,912

LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$—	$19	$525	$(2)	$542
Advances payable — consolidated subsidiaries	—	—	968	(968)	—
Long-term debt	—	747	—	—	747
Other long-term liabilities	—	5	56	—	61

Total liabilities	—	771	1,549	(970)	1,350

Commitments and contingent liabilities
Equity:
Partners’ equity
Predecessor equity	—	—	628	—	628
Net equity	1,256	905	424	(1,936)	649
Accumulated other comprehensive loss	—	(19)	(2)	—	(21)

Total partners’ equity	1,256	886	1,050	(1,936)	1,256
Noncontrolling interests	—	—	306	—	306

Total equity	1,256	886	1,356	(1,936)	1,562

Total liabilities and equity	$1,256	$1,657	$2,905	$(2,906)	$2,912

(a)	The financial information as of December 31, 2011 includes the results of our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas, transfers of net assets between entities under common control that were accounted for as if the transfers occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.

Condensed Consolidating Statements of Operations
Condensed Consolidating Statements of Operations Year Ended December 31, 2012 (a)
	Parent Guarantor	Subsidiary Issuer	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$—	$—	$2,459	$—	$2,459
Transportation, processing and other	—	—	232	—	232
Gains from commodity derivative activity, net	—	—	70	—	70

Total operating revenues	—	—	2,761	—	2,761

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	—	—	2,177	—	2,177
Operating and maintenance expense	—	—	193	—	193
Depreciation and amortization expense	—	—	89	—	89
General and administrative expense	—	—	74	—	74

Total operating costs and expenses	—	—	2,533	—	2,533

Operating income	—	—	228	—	228
Interest expense, net	—	(41)	(1)	—	(42)
Earnings from unconsolidated affiliates	—	—	26	—	26
Earnings from consolidated subsidiaries	198	239	—	(437)	—

Income before income taxes	198	198	253	(437)	212
Income tax expense	—	—	(1)	—	(1)

Net income	198	198	252	(437)	211
Net income attributable to noncontrolling interests	—	—	(13)	—	(13)

Net income attributable to partners	$198	$198	$239	$(437)	$198

(a)	The financial information as of December 31, 2012 includes the results of our 80% interest in the Eagle Ford system, a transfer of net assets between entities under common control that was accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
Condensed Consolidating Statements of Operations Year Ended December 31, 2011 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$—	$—	$3,487	$—	$3,487
Transportation, processing and other	—	—	205	—	205
Gains from commodity derivative activity, net	—	—	8	—	8

Total operating revenues	—	—	3,700	—	3,700

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	—	—	3,100	—	3,100
Operating and maintenance expense	—	—	188	—	188
Depreciation and amortization expense	—	—	133	—	133
General and administrative expense	—	—	75	—	75
Other income	—	—	(1)	—	(1)

Total operating costs and expenses	—	—	3,495	—	3,495

Operating income	—	—	205	—	205
Interest expense, net	—	(33)	(1)	—	(34)
Earnings from unconsolidated affiliates	—	—	23	—	23
Earnings from consolidated subsidiaries	163	196	—	(359)	—

Income before income taxes	163	163	227	(359)	194
Income tax expense	—	—	(1)	—	(1)

Net income	163	163	226	(359)	193
Net income attributable to noncontrolling interests	—	—	(30)	—	(30)

Net income attributable to partners	$163	$163	$196	$(359)	$163

(a)	The financial information as of December 31, 2011 includes the results of our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
Condensed Consolidating Statements of Operations Year Ended December 31, 2010 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$—	$—	$3,038	$—	$3,038
Transportation, processing and other	—	—	160	—	160
Gains from commodity derivative activity, net	—	—	3	—	3

Total operating revenues	—	—	3,201	—	3,201

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	—	—	2,758	—	2,758
Operating and maintenance expense	—	—	155	—	155
Depreciation and amortization expense	—	—	115	—	115
General and administrative expense	—	—	66	—	66
Step acquisition — equity interest re-measurement gain	—	—	(9)	—	(9)
Other income	—	—	(5)	—	(5)

Total operating costs and expenses	—	—	3,080	—	3,080

Operating income	—	—	121	—	121
Interest expense, net	—	(29)	—	—	(29)
Earnings from unconsolidated affiliates	—	—	23	—	23
Earnings from consolidated subsidiaries	101	130	—	(231)	—

Income before income taxes	101	101	144	(231)	115
Income tax expense	—	—	(2)	—	(2)

Net income	101	101	142	(231)	113
Net income attributable to noncontrolling interests	—	—	(12)	—	(12)

Net income attributable to partners	$101	$101	$130	$(231)	$101

(a)	The financial information as of December 31, 2010 includes the results of our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.

Condensed Consolidating Statement of Comprehensive Income
Condensed Consolidating Statement of Comprehensive Income Year Ended December 31, 2012 (a)
	Parent Guarantor	Subsidiary Issuer	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Net income	$198	$198	$252	$(437)	$211
Other comprehensive income:
Reclassification of cash flow hedge losses into earnings	—	10	—	—	10
Net unrealized (losses) gains on cash flow hedges	—	(1)	1	—	—
Net unrealized losses on cash flow hedges – predecessor operations	—	—	(1)	—	(1)
Other comprehensive income from consolidated subsidiaries	9	—	—	(9)	—

Total other comprehensive income	9	9	—	(9)	9

Total comprehensive income	207	207	252	(446)	220
Total comprehensive income attributable to noncontrolling interests	—	—	(13)	—	(13)

Total comprehensive income attributable to partners	$207	$207	$239	$(446)	$207

(a)	The financial information as of December 31, 2012 includes the results of our 80% interest in the Eagle Ford system, a transfer of net assets between entities under common control that was accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
Condensed Consolidating Statements of Comprehensive Income Year Ended December 31, 2011 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Net income	$163	$163	$226	$(359)	$193
Other comprehensive income (loss):
Reclassification of cash flow hedges into earnings	—	21	—	—	21
Net unrealized losses on cash flow hedges	—	(12)	(1)	—	(13)
Net unrealized losses on cash flow hedges – predecessor operations	—	—	(2)	—	(2)
Other comprehensive income (loss) from consolidated subsidiaries	6	(3)	—	(3)	—

Total other comprehensive income (loss)	6	6	(3)	(3)	6

Total comprehensive income	169	169	223	(362)	199
Total comprehensive income attributable to noncontrolling interests	—	—	(30)	—	(30)

Total comprehensive income attributable to partners	$169	$169	$193	$(362)	$169

(a)	The financial information as of December 31, 2011 includes the results of our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
Condensed Consolidating Statements of Comprehensive Income Year Ended December 31, 2010 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Net income	$101	$101	$142	$(231)	$113
Other comprehensive income:
Reclassification of cash flow hedges into earnings	—	22	1	—	23
Net unrealized losses on cash flow hedges	—	(19)	—	—	(19)
Other comprehensive income from consolidated subsidiaries	4	1	—	(5)	—

Total other comprehensive income	4	4	1	(5)	4

Total comprehensive income	105	105	143	(236)	117
Total comprehensive income attributable to noncontrolling interests	—	—	(12)	—	(12)

Total comprehensive income attributable to partners	$105	$105	$131	$(236)	$105

(a)	The financial information as of December 31, 2010 includes the results of our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.

Condensed Consolidating Statements of Cash Flows
Condensed Consolidating Statements of Cash Flows Year Ended December 31, 2012 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(274)	$(866)	$1,223	$(1)	$82

INVESTING ACTIVITIES:
Capital expenditures	—	—	(483)	—	(483)
Acquisitions, net of cash acquired	—	—	(745)	—	(745)
Investments in unconsolidated affiliates	—	—	(158)	—	(158)
Return of investment from unconsolidated affiliate	—	—	1	—	1
Proceeds from sale of assets	—	—	2	—	2

Net cash used in investing activities	—	—	(1,383)	—	(1,383)

FINANCING ACTIVITIES:
Proceeds from debt	—	2,665	—	—	2,665
Payments of debt	—	(1,792)	—	—	(1,792)
Payment of deferred financing costs	—	(8)	—	—	(8)
Proceeds from issuance of common units, net of offering costs	455	—	—	—	455
Excess purchase price over acquired assets	—	—	(225)	—	(225)
Net change in advances to predecessor from DCP Midstream, LLC	—	—	355	—	355
Distributions to common unitholders and general partner	(181)	—	—	—	(181)
Distributions to noncontrolling interests	—	—	(9)	—	(9)
Contributions from noncontrolling interests	—	—	25	—	25
Contributions from DCP Midstream, LLC	—	—	10	—	10

Net cash provided by (used in) financing activities	274	865	156	—	1,295

Net change in cash and cash equivalents	—	(1)	(4)	(1)	(6)
Cash and cash equivalents, beginning of year	—	4	6	(2)	8

Cash and cash equivalents, end of year	$—	$3	$2	$(3)	$2

(a)	The financial information as of December 31, 2012 includes the results of our 80% interest in the Eagle Ford system, a transfer of net assets between entities under common control that was accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statements of Cash Flows Year Ended December 31, 2011 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(38)	$(93)	$518	$—	$387

INVESTING ACTIVITIES:
Capital expenditures	—	—	(384)	—	(384)
Acquisitions, net of cash acquired	—	—	(152)	—	(152)
Investments in unconsolidated affiliates	—	—	(8)	—	(8)
Return of investment from unconsolidated affiliate	—	—	2	—	2
Proceeds from sale of assets	—	—	5	—	5

Net cash used in investing activities	—	—	(537)	—	(537)

FINANCING ACTIVITIES:
Proceeds from debt	—	1,524	—	—	1,524
Payments of debt	—	(1,425)	—	—	(1,425)
Payment of deferred financing costs	—	(4)	—	—	(4)
Proceeds from issuance of common units, net of offering costs	170	—	—	—	170
Excess purchase price over acquired unconsolidated affiliates	—	—	(36)	—	(36)
Net change in advances to predecessor from DCP Midstream, LLC	—	—	81	—	81
Distributions to common unitholders and general partner	(132)	—	—	—	(132)
Distributions to noncontrolling interests	—	—	(45)	—	(45)
Contributions from noncontrolling interests	—	—	18	—	18

Net cash provided by (used in) financing activities	38	95	18	—	151

Net change in cash and cash equivalents	—	2	(1)	—	1
Cash and cash equivalents, beginning of year	—	2	7	(2)	7

Cash and cash equivalents, end of year	$—	$4	$6	$(2)	$8

(a)	The financial information as of December 31, 2011 includes the results of our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statements of Cash Flows Year Ended December 31, 2010 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(87)	$(43)	$336	$(1)	$205

INVESTING ACTIVITIES:
Capital expenditures	—	—	(185)	—	(185)
Acquisitions, net of cash acquired	—	—	(282)	—	(282)
Investments in unconsolidated affiliates	—	—	(2)	—	(2)
Return of investment from unconsolidated affiliate	—	—	1	—	1
Proceeds from sale of assets	—	—	4	—	4
Proceeds from sales of available-for-sale securities	—	10	—	—	10

Net cash provided by (used in) investing activities	—	10	(464)	—	(454)

FINANCING ACTIVITIES:
Proceeds from debt	—	868	—	—	868
Payments of debt	—	(833)	(2)	—	(835)
Payment of deferred financing costs	—	(2)	—	—	(2)
Proceeds from issuance of common units, net of offering costs	189	—	—	—	189
Net change in advances to predecessor from DCP Midstream, LLC	—	—	151	—	151
Distributions to common unitholders and general partner	(102)	—	—	—	(102)
Distributions to noncontrolling interests	—	—	(26)	—	(26)
Contributions from noncontrolling interests	—	—	14	—	14
Contributions from DCP Midstream, LLC	—	—	1	—	1
Purchase of additional interest in a subsidiary	—	—	(4)	—	(4)

Net cash provided by (used in) financing activities	87	33	134	—	254

Net change in cash and cash equivalents	—	—	6	(1)	5
Cash and cash equivalents, beginning of year	—	2	1	(1)	2

Cash and cash equivalents, end of year	$—	$2	$7	$(2)	$7

(a)	The financial information as of December 31, 2010 includes the results of our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.